Share-based Payments	12 Months Ended
Jun. 30, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Share-based Payments
Note 19	Share-based Payments

(i)	Options

The Company has an Incentive Option Plan which was re-adopted following Shareholder approval in November 2019. Options over unissued shares are issued at the discretion of the Board.

a)	Options granted, issued, exercised and lapsed during the year

During the year ended June 30, 2022 the Company issued 700,000 unlisted Director options (following shareholder approval) and 140,000 unlisted placement options, details of which can be found at Note 19 b).

During the financial year the following options vested, but were not exercised:

Date granted	Number of options Vested	Exercise price	Vesting date	Expiry date
N/A	Nil	Nil	N/A	N/A
Total	Nil

During the reporting period the following options were exercised:

Grant Date	Number of options exercised	Exercise price A$		Vesting date	Expiry date
21 Dec 2016	750,000	$0.10		31 Dec 2018	31 Dec 2021
21 Dec 2016	500,000	$0.10	[1]	26 Oct 2019	30 Dec 2021
31 Jul 2018	250,000	$0.50	[1]	31 Dec 2019	31 Dec 2022
31 Jul 2018	250,000	$0.50	[1]	31 Dec 2020	31 Dec 2023
12 Feb 2019	58,333	$0.60		5 Mar 2019	20 Feb 2022
27 Nov 2019	500,000	$0.60		4 Dec 2020	4 Dec 2022
24 Feb 2020	100,000	$0.50	[2]	31 Jan 2021	31 Jan 2022
Total	2,408,333

[1]	Options exercised utilising the cashless exercise provisions of the Option Incentive Scheme. This resulted in the issue of 787,999 ordinary shares.

[2]	Options exercised utilising the cashless exercise provisions of the Option Incentive Scheme. This resulted in the issue of 9,090 ordinary shares.

b)	Options on issue at balance date

The number of options issued as share-based payments outstanding over unissued ordinary shares at 30 June 2022 is 3,240,000 as follows:

Grant Date	Number of options granted	Exercise price A$	Vesting date	Expiry date
1 Feb 2019	200,000	$0.65	31 Dec 2019	31 Dec 2022
1 Feb 2019	200,000	$0.65	31 Dec 2020	31 Dec 2023
27 Nov 2019	1,000,000	$0.60	4 Dec 2020	4 Dec 2022
19 Oct 2020	1,000,000	$1.60	19 Oct 2020	19 Oct 2023
7 Feb 2022	140,000	$1.10	7 Feb 2022	18 Jan 2025
7 Feb 2022	700,000	$1.50	7 Feb 2022	7 Feb 2025
Total	3,240,000

During the current year the following movements in options over unissued shares occurred for share-based payments:

	2022	2022	2021	2021
	No.	WAEP A$	No	WAEP A$
Outstanding at 1 July	4,873,333	$1.041	11,450,000	$0.366
Granted during the year	840,000	$1.433	1,000,000	$1.200
Exercised during the year	(2,408,333)	$0.316	(7,476,667)	$0.471
Forfeited/cancelled during the year	(65,000)	$0.600	(100,000)	$0.500
Outstanding at 30 June	3,240,000	$1.131	4,873,333	$1.041
Exercisable at 30 June	3,240,000	$1.131	4,873,333	$1.041

The range of exercise prices for options outstanding at the end of the year was A$0.60 to A$1.50 (2021: A$0.10 to A$1.60).

The weighted average contractual life for unexercised options is 14.6 months (2021: 21.4 months).

During the current year the following movements in options over unissued shares occurred for share-based payments:

	2022	2022	2021	2021
	No.	WAEP A$	No	WAEP A$
Outstanding at 1 July	4,873,333	$1.041	11,450,000	$0.366
Granted during the year	840,000	$1.433	1,000,000	$1.200
Exercised during the year	(2,408,333)	$0.316	(7,476,667)	$0.471
Forfeited/cancelled during the year	(65,000)	$0.600	(100,000)	$0.500
Outstanding at 30 June	3,240,000	$1.131	4,873,333	$1.041
Exercisable at 30 June	3,240,000	$1.131	4,873,333	$1.041

The range of exercise prices for options outstanding at the end of the year was A$0.60 to A$1.50 (2021: A$0.10 to A$1.60).

The weighted average contractual life for unexercised options is 14.6 months (2021: 21.4 months).

c)	Subsequent to balance date

Since the end of the financial year and the date of this report, no options have been exercised. No options have been cancelled, issued or vested between the end of the financial year and the date of this report.

d)	Basis and assumptions used in the valuation of options

840,000 options (excluding free attaching placement options) were issued during the financial year and have been valued and expensed in the financial statements over the periods that they vest. The share-based payments expense for the period of A$138,012 (2021: A$826,769) relates to the fair value of options apportioned over their respective vesting periods.

The options issued during the current reporting period were valued using the Black-Scholes option valuation methodology, as follows:

Date granted	Number of options granted	Exercise price A$	Expiry date	Risk free interest rate used	Volatility applied	Value per Option A$
7 Feb 2022	700,000	$1.50	7 Feb 2025	1.39%	95.8%	$0.160
7 Feb 2022	140,000	$1.10	18 Jan 2025	1.39%	95.8%	$0.184

Historical volatility at the time of issue has been used as the basis for determining expected share price volatility, as it is assumed that this is an indicator of future share price performance, which may not eventuate.

(ii) Performance Rights

The Company’s Performance Rights Plan was re-approved by shareholders in December 2020.

a)	Performance rights granted, vested and lapsed during the year

During the financial year ended June 30, 2022, no new performance rights were granted by the Company. 2,000,000 performance rights vested in Mr Vlado Bosanac and were exercised on 1 March 2022 for 2,000,000 ordinary shares in the Company. 100,000 performance rights, which were due to vest on 6 November 2022 and 6 November 2023 respectively lapsed, due to the employee holding those performance rights resigning from the Company in June 2022.

During the financial year ended 30 June 2021, the following performance rights were granted:

Grant Date	No of Rights	Expiry Date	Fair Value per Right at Grant Date		Vesting
6 Nov 2020	50,000	6 Nov 2026	A$	0.85	6 Nov 2021
11 Dec 2020	10,000,000	16 Dec 2025	A$	0.68-$0.93	Performance based with 5 milestones
Total	10,050,000

During the financial year ended June 30, 2022 the following performance rights vested and were exercised:

Grant Date	No of Rights	Expiry Date	Fair Value per Right at Grant Date		Vesting
3 Mar 2017	2,000,000	3 Mar 2022	A$	0.72	Vested and exercised
3 Sep 2018	3,000,000	3 Sep 2021	A$	0.185	Vested and exercised

b)	Performance rights on issue at balance date

The number of performance rights outstanding over unissued ordinary shares at 30 June 2022 is as follows:

Grant Date	No of Rights	Expiry Date	Fair Value per Right at Grant Date		Vesting
6 Nov 2020	50,000	6 Nov 2026	A$	0.85	Vested, not exercised
11 Dec 2020	2,000,000	16 Dec 2025	A$	0.68	Vested, not exercised
11 Dec 2020	2,000,000	16 Dec 2025	A$	0.79	Vested, not exercised
11 Dec 2020	2,000,000	16 Dec 2025	A$	0.85	Vested, not exercised
11 Dec 2020	2,000,000	16 Dec 2025	A$	0.90	Vested, not exercised
11 Dec 2020	2,000,000	16 Dec 2025	A$	0.93	Vested, not exercised
Total	10,050,000

c)	Subsequent to balance date

Subsequent to balance date no performance rights have been granted, exercised, expired or cancelled.

d)	Basis and assumptions used in the valuation of performance rights

Performance rights with vesting criteria based on length of service were valued using the Company’s share price on the date of grant. The 10,000,000 performance rights subject to performance-based vesting criteria were independently valued using the Hoadley’s Hybrid ESO Model (a Monte Carlo simulation model) using the following parameters:

Milestone	Number of rights granted	Share price target		Risk free interest rate used	Volatility applied	Value per Right (cents)
1	2,000,000	A$	1.20	0.04%	125%	67.8
2	2,000,000	A$	1.30	0.09%	125%	78.7
3	2,000,000	A$	1.40	0.10%	125%	85.1
4	2,000,000	A$	1.50	0.22%	125%	90.5
5	2,000,000	A$	1.70	0.35%	125%	93.1

e)	Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognised during the year ended 30 June 2022 were as follows:

A$
Shares issued for services rendered in relation to the NASDAQ listing	979,638
Shares issued to directors as remuneration	920,000
Performance rights issued to directors and employees as remuneration	6,394,571
Options issued to directors as remuneration	112,188
Options issued to advisers as remuneration	25,824
8,432,221